Revenue - Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 573,800
Lessor, Operating Lease, Payments to be Received, Two Years	440,000
Lessor, Operating Lease, Payments to be Received, Three Years	333,500
Lessor, Operating Lease, Payments to be Received, Four Years	259,300
Lessor, Operating Lease, Payments to be Received, Five Years	196,300
Property, Plant and Equipment, Net	4,483,430	$ 5,033,130
Accumulated depreciation	1,161,658	1,259,404
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, Plant and Equipment, Net	3,200,000	3,100,000	$ 3,400,000
Property, Plant and Equipment, Gross	4,200,000	3,900,000	4,300,000
Accumulated depreciation	$ 1,000,000	$ 800,000	$ 800,000